SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

On July 24, 2026, the Company filed a Form S-1 with the Securities and Exchange Commission pursuant to the terms of an Equity Financing Agreement with GHS Investments LLC dated June 23, 2025 (the “Equity Financing Agreement’), and 3,551,136 shares are issuable upon exercise in full of warrants under the terms of a Common Stock Purchase Warrant dated April 22, 2026, between the Company and Quick Capital, LLC.

On August 3, 2026, the Company received a Notice of Effectiveness from the Securities and Exchange Commission.

15. SUBSEQUENT EVENT On March 23, 2026, the company hired a company to render a corporate relations, advisory and market awareness campaign for 25 million restricted shares for a one-year contract.